Annual Total Returns- Vanguard Wellesley Income Fund (Retail) [BarChart] - Retail - Vanguard Wellesley Income Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.63%	10.06%	9.19%	8.07%	1.28%	8.08%	10.20%	(2.57%)	16.39%	8.45%